LEGAL DISCLOSURE (Narrative) (Details)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 CAD ($)	Jun. 03, 2021 CAD ($)
Quilmes [Member]
Disclosure of geographical areas [line items]
Claims against Evolution for dismantling towers	$ 1,489,005	$ 18,536
Asset Transfer Agreement [Member]
Disclosure of geographical areas [line items]
Amount of maximum liability			$ 300,000